Description of Business and History	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Description of Business and History [Abstract]
DESCRIPTION OF BUSINESS AND HISTORY
1.	DESCRIPTION OF BUSINESS AND HISTORY

Description of business – Oxford City Football Club, Inc. (the "Company" or "Oxford City") is engaged in a vertically integrated growth strategy across a spectrum of sectors which includes professional sports teams, academic institutions, media and entertainment and real estate and property management. Oxford City has been a publicly listed company since 2009 and was incorporated in 2003.

At July 1, 2013, the Company ceased to be a development stage company as its principal planned operations of operating the Oxford City Football Club, commenced.

Effective July 1, 2013, all the stockholders and directors of Oxford City Football Club (Trading) Limited entered into a Voting Agreement whereby the Company, a 49% shareholder, has the right to appoint four Board members, Guerriero, LLC, a company which our CEO and director is the sole member and 1% shareholder of the Company, has the right to appoint one Board member and Oxford City Youth Football Club Limited, a 50% shareholder, has the right to appoint five Board members. Guerriero, LLC has agreed to appoint a Board Member as directed by the Company. In the case of all and any ties in voting of the Board of Directors, the Directors have agreed to give the Managing Director of the Company the authority to be the deciding vote. As a result of the Voting Agreement, the Company controls greater than 50% of the votes on the Board of Directors of Oxford City Football Club (Trading) Limited. In accordance with ASC 810, the Company on July 1, 2013 includes the accounts of Oxford City Football Club (Trading) Limited in its consolidated financial statements.

All activities of the Company to December 31, 2012 relate to its organization, share issuances for services and cash and the development of software platforms for e-commerce trade. Commencing on October 1, 2012, the Company started to implement its WMX Executive Training Program Strategic Action Plan. In order to facilitate the Strategic Action Plan, WMX has incorporated three wholly owned subsidiaries; CIT Cambridge Institute of Technology Christian University, Inc., WMX Wealth Advisors, LLC and WMX Insurance Group, Inc. On April 29, 2013, the Company acquired 100% of Oxford City Football Club, LLC, a commonly controlled entity that is owned by the Company’s CEO and Director, Mr. Thomas Guerriero, in a Share Exchange Agreement. Oxford City Football Club, LLC has a 49% equity method investment in Oxford City Football Club (Trading) Limited which operates the Oxford City Football Club located in the City of Oxford, England.

On June 20, 2012, the Board of Directors approved a change in fiscal year from December 31 to June 30.

On April 30, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with WMX Group, Inc., a Nevada corporation ("WMX Private Co."), and SKGI Acquisition Corp., Nevada corporation, and a wholly-owned subsidiary of the Company (“Acquisition Sub”), pursuant to which Acquisition Sub merged with and into WMX Private Co. (the “Merger”) with the filing of the Articles of Merger with the Nevada Secretary of State on May 1, 2012 and became a wholly-owned subsidiary of the Company. In accordance with the terms of the Merger Agreement, at the closing an aggregate of 26,346 shares of the Company’s common stock was issued to the holders of WMX Private Co.’s common stock in exchange for their shares of WMX Private Co. WMX Private Co. was incorporated on January 18, 2011 in the Province of New Brunswick, Canada as World Mercantile Exchange, Ltd. and subsequently changed its name to WMX, Group, Inc. and re-domiciled to the State of Nevada.

The Merger has been accounted for as a reverse acquisition transaction for accounting purposes as WMX Private Co. was deemed to be the acquirer, and thus, these consolidated financial statements are the historical financial information and operating results of WMX Private Co. The carrying amounts of the Company’s assets and liabilities prior to the Merger (Smart Kids Group, Inc.) are included in these consolidated financial statements.

Oxford City Football Club, Inc. (formerly WMX Group Holdings, Inc.), (the "Company" or "Oxford City") was incorporated on February 11, 2003 in the State of Florida as Smart Kids Group, Inc. On June 11, 2012, the Company changed its name from Smart Kids Group, Inc. to WMX Holdings Group, Inc. and on July 8, 2013, the Company changed its name from WMX Holdings Group, Inc. to Oxford City Football Club, Inc.

1.	DESCRIPTION OF BUSINESS AND HISTORY

Description of business– Oxford City Football Club, Inc. (the "Company" or "Oxford City") is engaged in a vertically integrated growth strategy across a spectrum of sectors which includes professional sports teams, academic institutions, media and entertainment and real estate and property management. Oxford City has been a publicly listed company since 2009 and was incorporated in 2003.

At July 1, 2013, the Company ceased to be a development stage company as its principal planned operations of operating the Oxford City Football Club, commenced.

Effective July 1, 2013, all the stockholders and directors of Oxford City Football Club (Trading) Limited entered into a Voting Agreement whereby the Company, a 49% shareholder, has the right to appoint four Board members, Guerriero, LLC, a company which our CEO and director is the sole member and 1% shareholder of the Company, has the right to appoint one Board member and Oxford City Youth Football Club Limited, a 50% shareholder, has the right to appoint five Board members. Guerriero, LLC has agreed to appoint a Board Member as directed by the Company. In the case of all and any ties in voting of the Board of Directors, the Directors have agreed to give the Managing Director of the Company the authority to be the deciding vote. As a result of the Voting Agreement, the Company controls greater than 50% of the votes on the Board of Directors of Oxford City Football Club (Trading) Limited. In accordance with ASC 810, the Company on July 1, 2013 includes the accounts of Oxford City Football Club (Trading) Limited in its consolidated financial statements.

All activities of the Company to December 31, 2012 relate to its organization, share issuances for services and cash and the development of software platforms for e-commerce trade. Commencing on October 1, 2012, the Company started to implement its WMX Executive Training Program Strategic Action Plan. Currently, the Company is offering an Executive Education Certificate Program in Financial Planning. In order to facilitate the Strategic Action Plan, WMX has incorporated three wholly owned subsidiaries; CIT Cambridge Institute of Technology Christian University, Inc., WMX Wealth Advisors, LLC and WMX Insurance Group, Inc. On April 29, 2013, the Company acquired 100% of Oxford City Football Club, LLC, a commonly controlled entity that is owned by the Company’s CEO and Director, Mr. Thomas Guerriero, in a Share Exchange Agreement. Oxford City Football Club, LLC has a 49% equity method investment in Oxford City Football Club (Trading) Limited which operates the Oxford City Football Club located in the City of Oxford, England.

On June 20, 2012, the Board of Directors approved a change in fiscal year from December 31 to June 30.

On April 30, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with WMX Group, Inc., a Nevada corporation ("WMX Private Co."), and SKGI Acquisition Corp., Nevada corporation, and a wholly-owned subsidiary of the Company (“Acquisition Sub”), pursuant to which Acquisition Sub merged with and into WMX Private Co. (the “Merger”) with the filing of the Articles of Merger with the Nevada Secretary of State on May 1, 2012 and became a wholly-owned subsidiary of the Company. In accordance with the terms of the Merger Agreement, at the closing an aggregate of 26,346 shares of the Company’s common stock was issued to the holders of WMX Private Co.’s common stock in exchange for their shares of WMX Private Co. WMX Private Co. was incorporated on January 18, 2011 in the Province of New Brunswick, Canada as World Mercantile Exchange, Ltd. and subsequently changed its name to WMX, Group, Inc. and re-domiciled to the State of Nevada.

The Merger has been accounted for as a reverse acquisition transaction for accounting purposes as WMX Private Co. was deemed to be the acquirer, and thus, these consolidated financial statements are the historical financial information and operating results of WMX Private Co. The carrying amounts of the Company’s assets and liabilities prior to the Merger (Smart Kids Group, Inc.) are included in these consolidated financial statements.

Oxford City Football Club, Inc. (formerly WMX Group Holdings, Inc.), (the "Company" or "Oxford City") was incorporated on February 11, 2003 in the State of Florida as Smart Kids Group, Inc. On June 11, 2012, the Company changed its name from Smart Kids Group, Inc. to WMX Holdings Group, Inc. and on July 8, 2013, the Company changed its name from WMX Holdings Group, Inc. to Oxford City Football Club, Inc.